Significant accounting judgements and estimates	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgements and estimates
3.	Significant accounting judgements and estimates

The preparation of the unaudited interim condensed consolidated financial statements requires the directors of the Company to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The directors of the Company have considered the development, selection and disclosure of the Group’s critical accounting judgements and estimates. These accounting judgements and estimates applied in the unaudited interim condensed financial statements for the six-month ended June 30, 2025 are the same as those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

3.	Significant accounting judgements and estimates

The preparation of the consolidated financial statements requires the directors of the Company to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The directors of the Company have considered the development, selection and disclosure of the Group’s critical accounting judgements and estimates.

Judgements made in applying accounting policies

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)	Determination of lease term of contracts with extension options

The Group determines the lease term as the non-cancellable term of the lease, together with any period covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not be exercised.

The Group has a lease contract that includes an extension option. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to extend the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise the extension. After the commencement date, the Group reassesses the lease term to determine whether there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to extend (e.g. construction of significant leasehold improvements or significant customization to the leased asset).

The Group has not included the extension option for lease of leasehold property as part of the lease term because the Group is not reasonably certain to exercise the option to extend the lease.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

3.	Significant accounting judgements and estimates (continued)

(b)	Revenue recognition

Under IFRS 15, control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation. The Group enters into services contracts with its customers. The services represent a series of distinct services rendered over time and such services are recognized as a performance obligation is satisfied over time as the Group simultaneously transfers the benefit of the services to the customer as it performs. In the opinion of the directors, revenue should be recognized based on the output method.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Provision for ECLs of trade and other receivables

Trade receivables

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust historical credit loss experience with forward-looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment. Of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in Note 21(a).

The carrying amount of the Group’s trade receivables as at December 31, 2024 and 2023 are disclosed in Note 12.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

3.	Significant accounting judgements and estimates (continued)

Key sources of estimation uncertainty (continued)

(a)	Provision for ECLs of trade and other receivables (continued)

Other receivables

The Group uses a probability of default method to calculate ECLs for other receivables. The probability of default is based on probability of default events that are possible within the next 12-months (a 12-month ECL) for other receivables which there have not been a significant increase in credit risk since initial recognition or probability of default events that are possible over the remaining life of the exposure (a lifetime ECL) for other receivables which there have been a significant increase in credit risk since initial recognition.

The probability of default Is initially based on the Group historical observed default rates. The Group will calibrate the probability to adjust historical credit loss experience with forward-looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of debtor’s actual default in the future. The information about the ECLs on the Group’s other receivables are disclosed in Note 21(a).

The carrying amount of the Group’s other receivables as at December 31, 2024 and 2023 are disclosed in Note 12.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

3.	Significant accounting judgements and estimates (continued)

Key sources of estimation uncertainty (continued)

(b)	Impairment of plant and equipment and intangible assets

Intangible assets are reviewed for impairment whenever there is an indication that these assets may be impaired. The Group considers the guidance of IFRS 36 in assessing whether there is any indication that an item of the above assets may be impaired. This assessment requires significant judgement.

If any such indication exists, the recoverable amount of the assets is estimated to ascertain the amount of impairment loss. The recoverable amount is defined as the higher of the fair value less cost to sell and value-in-use.

In determining the value-in-use of assets, the Group applies a discounted cash flow model where the future cash flows derived from such assets are discounted at an appropriate rate. Forecasts of future cash flow are estimated based on financial budgets and forecasts approved by the management.

The carrying amount of the plant and equipment and intangible assets as at December 31, 2024 and 2023 are disclosed in Note 10 and Note 11, respectively.

(c)	Estimated useful lives of plant and equipment and intangible assets

The cost of plant and equipment and intangible assets is depreciated on a straight-line basis over the intangible assets’ estimated economic useful lives. The estimated useful life reflects the Group’s estimate of the periods that the Group intends to derive future economic benefits from the use of the Group’s intangible assets.

The carrying amount of the plant and equipment and intangible assets as at December 31, 2024 and 2023 are disclosed in Note 10 and Note 11, respectively.

(d)	Fair value of financial instruments

Where the fair value of financial assets recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. The judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

(e)	Deferred tax assets

Deferred tax assets are recognized include all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized and future deductible temporary difference. Significant judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

At the end of the reporting period, the Group has tax losses arising in Singapore of approximately S$8,767,492 (2023: S$7,118,392) that are available indefinitely for offsetting against future taxable profits of BeLive SG. Deferred tax assets have not been recognized in respect of these losses as it is not considered probable that taxable profits will be available against which these tax losses can be utilized.

If the Group was able to recognize all unrecognized deferred tax assets, loss would decrease by approximately S$1,490,000 (2023: loss would increase by approximately S$1,210,000).

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)